Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Allowance for sales returns	Sep. 30, 2012 Allowance for sales returns	Sep. 30, 2011 Allowance for sales returns	Sep. 30, 2010 Allowance for sales returns	Sep. 30, 2013 Promotional program incentive allowances	Sep. 30, 2012 Promotional program incentive allowances	Sep. 30, 2011 Promotional program incentive allowances	Sep. 30, 2010 Promotional program incentive allowances	Sep. 30, 2013 Allowance for doubtful accounts	Sep. 30, 2012 Allowance for doubtful accounts	Sep. 30, 2011 Allowance for doubtful accounts
Sales Returns and Other Allowances
Number of past years history in business on which reasonable and reliable estimates of product returns is based	40 years
Reserve information
Total accounts receivable reserves	$ 98,848	$ 87,449		$ 13,549	$ 10,360	$ 10,793	$ 9,457	$ 82,827	$ 71,845	$ 74,593	$ 56,968	$ 2,472	$ 5,244	$ 5,376
Accruals for Litigation and Other Contingencies
Litigation and other contingency reserve	0
Shipping and Handling Costs
Shipping and handling costs	92,062	85,784	80,072
Amounts billed to customers	14,050	13,831	16,660
Advertising, Promotion and Catalog
Advertising cost amortization period	2 months
Capitalized costs for mail order catalogs	740	477
Total mail order catalog expense	7,713	9,378	10,395
Goodwill and Intangible Assets
Impairment adjustments	$ 0
Maximum change in fair value that does not impact impairment assessment (as a percent)	10.00%